Property, Plant and Equipment - Changes in the Net Book Values of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 233,465	$ 322,969
Additions	9,126	20,472
Additions from business combinations	92,887	1,795
Disposals	(8,789)	(6,041)
Other	46,533	(8,005)
Depreciation	(31,987)	(34,177)
Impairment	(20,324)	(3,659)
Foreign currency translation	2,058	970
Ending balance	322,969	294,324
Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	201,327	288,866
Additions	8,571	15,153
Additions from business combinations	92,887	1,497
Disposals	(2,025)	(3,618)
Other	33,662	(7,617)
Depreciation	(28,046)	(30,547)
Impairment	(19,355)	(1,147)
Foreign currency translation	1,845	1,003
Ending balance	288,866	263,590
Right-of-use leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,138	34,103
Additions	555	5,319
Additions from business combinations	0	298
Disposals	(6,764)	(2,423)
Other	12,871	(388)
Depreciation	(3,941)	(3,630)
Impairment	(969)	(2,512)
Foreign currency translation	213	(33)
Ending balance	34,103	30,734
Land | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,127	50,257
Additions	0	0
Additions from business combinations	21,770	1,497
Disposals	0	0
Other	16,609	(7,779)
Depreciation	0	0
Impairment	(1,820)	0
Foreign currency translation	571	(61)
Ending balance	50,257	43,914
Land | Right-of-use leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,251	12,545
Additions	0	0
Additions from business combinations	0	0
Disposals	(29)	0
Other	7,580	0
Depreciation	(291)	(255)
Impairment	(969)	0
Foreign currency translation	3	(1)
Ending balance	12,545	12,289
Buildings | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	96,804	151,623
Additions	840	1,168
Additions from business combinations	52,350	0
Disposals	0	(212)
Other	15,467	3,435
Depreciation	(9,774)	(12,397)
Impairment	(3,842)	(300)
Foreign currency translation	(222)	550
Ending balance	151,623	143,867
Buildings | Right-of-use leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,044	20,953
Additions	57	5,232
Additions from business combinations	0	298
Disposals	(6,553)	(2,355)
Other	5,363	(388)
Depreciation	(3,155)	(3,098)
Impairment	0	(2,512)
Foreign currency translation	197	(30)
Ending balance	20,953	18,100
Construction in progress | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,092	25,618
Additions	5,322	10,239
Additions from business combinations	1,134	0
Disposals	(36)	(2,137)
Other	5,135	(7,760)
Depreciation	0	(145)
Impairment	(11,945)	(645)
Foreign currency translation	916	515
Ending balance	25,618	25,685
Computer software & equipment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,161	1,723
Additions	710	313
Additions from business combinations	0	0
Disposals	0	(26)
Other	(867)	(12)
Depreciation	(1,284)	(797)
Impairment	(20)	0
Foreign currency translation	23	(3)
Ending balance	1,723	1,198
Furniture & fixtures | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,681	1,796
Additions	37	407
Additions from business combinations	0	0
Disposals	0	(11)
Other	(874)	159
Depreciation	(46)	(883)
Impairment	(42)	0
Foreign currency translation	40	(12)
Ending balance	1,796	1,456
Production & other equipment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	60,462	57,849
Additions	1,662	3,026
Additions from business combinations	17,633	0
Disposals	(1,989)	(1,232)
Other	(1,808)	4,340
Depreciation	(16,942)	(16,325)
Impairment	(1,686)	(202)
Foreign currency translation	517	14
Ending balance	57,849	47,470
Production & other equipment | Right-of-use leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	843	605
Additions	498	87
Additions from business combinations	0	0
Disposals	(182)	(68)
Other	(72)	0
Depreciation	(495)	(277)
Impairment	0	0
Foreign currency translation	13	(2)
Ending balance	$ 605	$ 345